Appleseed Fund
Schedule of Investments
June 30, 2023 (Unaudited)
Common Stocks — 66.66% Shares Fair Value
Canada — 4.74%
Real Estate — 4.74%
Boardwalk Real Estate Investment
Trust 75,000 $ 3,520,906
Total Canada 3,520,906
France — 3.15%
Communications — 3.15%
Bollore SA 375,000 2,336,589
Total France 2,336,589
Ireland — 5.20%
Financials — 3.00%
AerCap Holdings NV
(a)
35,000 2,223,200
Health Care — 2.20%
Medtronic PLC 18,500 1,629,850
Total Ireland 3,853,050
Israel — 3.09%
Industrials — 3.09%
Ituran Location and Control Ltd. 98,000 2,287,320
Total Israel 2,287,320
Japan — 3.64%
Technology — 3.64%
Sony Group Corp. - ADR 30,000 2,701,200
Total Japan 2,701,200
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS
PJSC - ADR
(a)(b)(c)
1,300,000 145
Sberbank of Russia PJSC - ADR
(a)(b)(c)
324,000 4
Total Russia 149
South Korea — 3.70%
Technology — 3.70%
Samsung Electronics Co. Ltd. 50,000 2,740,724
Total South Korea 2,740,724
Switzerland — 1.96%
Health Care — 1.96%
Roche Holding AG - ADR 38,000 1,451,600
Total Switzerland 1,451,600

Appleseed Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Common Stocks — 66.66%- (continued) Shares Fair Value
United States — 41.18%
Consumer Discretionary — 3.86%
VF Corporation 150,000 $ 2,863,500
Consumer Staples — 4.76%
Herbalife Nutrition Ltd.
(a)
150,000 1,986,000
Sprouts Farmers Market, Inc.
(a)
42,000 1,542,660
3,528,660
Energy — 3.60%
MRC Global, Inc.
(a)
265,000 2,668,550
Financials — 7.72%
CNB Financial Corp. 100,000 1,765,000
Evercore, Inc., Class A 15,000 1,853,850
Synovus Financial Corp. 70,000 2,117,501
5,736,351
Health Care — 2.96%
Ardelyx, Inc.
(a)
650,000 2,203,500
Industrials — 2.27%
Stanley Black & Decker, Inc. 18,000 1,686,780
Materials — 7.80%
CF Industries Holdings, Inc. 43,000 2,985,060
Mosaic Co. (The) 80,000 2,800,000
5,785,060
Real Estate — 2.13%
Alexander & Baldwin, Inc. 85,000 1,579,300
Technology — 6.08%
Lumentum Holdings, Inc.
(a)
40,000 2,269,200
SS&C Technologies Holdings, Inc. 37,000 2,242,200
4,511,400
Total United States 30,563,101
TOTAL  COMMON STOCKS
  (Cost $45,394,705) 49,454,639
Closed End Funds — 13.86%
Canada — 13.86%
Sprott Physical Gold Trust
(a)
575,000 8,579,000
Sprott Physical Uranium Trust
(a)
135,000 1,706,400
TOTAL  CLOSED END FUNDS
  (Cost $8,252,906) 10,285,400
Exchange-Traded Funds — 2.26%
United States — 2.26%
VanEck Merk Gold Shares
(a)
90,000 1,674,000

Appleseed Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Exchange-Traded Funds — 2.26%- (continued) Shares Fair Value
United States — 2.26% (continued)
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $1,559,808) $ 1,674,000
Preferred Stocks — 3.29%
United States — 3.29%
Financials — 3.29%
Federal National Mortgage
Association, Series S, 5.25%
(a)
525,000 1,233,750
Federal National Mortgage
Association, Series T, 8.25%
(a)
525,000 1,207,500
TOTAL  PREFERRED STOCKS
  (Cost $2,441,175) 2,441,250
U.S. Government & Agencies — 3.10%
Principal
Amount Fair Value
United States Treasury Inflation Indexed Bonds, 0.63%,
1/15/2024
(d)
$ 900,000 1,150,273
United States Treasury Inflation Indexed Bonds, 0.50%,
1/15/2028
(d)
1,000,000 1,150,228
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $2,331,016) 2,300,501
Convertible Bonds — 5.34%
Herbalife Nutrition Ltd., 2.63%, 3/15/2024 2,250,000 2,184,750
Lumentum Holdings, Inc., 0.50%, 12/15/2026 2,000,000 1,774,752
TOTAL CONVERTIBLE BONDS
    (Cost $4,421,080) 3,959,502
Certificates of Deposit — 2.02%
Community Development Bank, 1.40%, 9/8/2023 250,000 250,000
Self Help Federal Credit Union, 0.30%, 7/3/2023
(e)
1,000,000 999,603
Spring Bank, 3.50%, 3/29/2024 250,000 250,000
TOTAL CERTIFICATES OF DEPOSIT
    (Cost $1,500,000) 1,499,603
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Put Options Purchased — 1.01%
Invesco QQQ Trust, Series 1 950 $ 35,094,900 $ 295.00 July 2023 6,650
Invesco QQQ Trust, Series 1 775 28,630,050 300.00
August
2023 29,450
Invesco QQQ Trust, Series 1 820 30,292,440 330.00
September
2023 199,260

Appleseed Fund
Schedule of Investments (continued)
June 30, 2023 (Unaudited)
Put Options Purchased — 1.01% - continued
Invesco QQQ Trust, Series 1 975 $ 36,018,450 $ 335.00
September
2023 $ 275,925
SPDR S&P 500 ETF Trust 675 29,921,400 370.00 July 2023 8,100
SPDR S&P 500 ETF Trust 975 43,219,800 375.00 July 2023 12,675
SPDR S&P 500 ETF Trust 500 22,164,000 375.00
August
2023 20,500
SPDR S&P 500 ETF Trust 1,030 45,657,840 400.00
September
2023 196,730
TOTAL PUT OPTIONS PURCHASED
    (Cost $3,368,928) 749,290
Money Market Funds - 1.82% Shares Fair Value
Federated Hermes Government Obligations Fund, Institutional
Class, 4.92%
(f)
1,348,009 1,348,009
TOTAL MONEY MARKET FUNDS
    (Cost $1,348,009) 1,348,009
Total Investments — 99.36%
    (Cost $70,617,627) 73,712,194
Other Assets in Excess of Liabilities  —  0.64% 473,157
Net Assets — 100.00% $ 74,185,351
(a) Non-income producing security.
(b) Illiquid security. The total fair value of these securities as of June 30, 2023 was $149, representing less than 0.00% of net assets.
(c) Security is currently being valued according to the fair value procedures approved by the Board of
Trustees.
(d) Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(e) Certificates of Deposit purchased through Certificate of Deposit Account Registry Service
(“CDARS”).  Deposits occur in increments below the standard Federal Deposit Insurance Corporation
(“FDIC”) insurance maximum so that both principal and interest are FDIC Insured.
(f) Rate disclosed is the seven day effective yield as of June 30, 2023.
ADR - American Depositary Receipt